Statement of Compliance	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Statement of Compliance
2.	Statement of Compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board.
The consolidated financial statements were authorized
for issuance
by management on April 27, 2023.

Basis	of measurement
The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the statement of financial position, as described in the accounting policy below.

(a)	Derivatives instruments measured at fair value

(b)	Financial instruments measured at fair value through profit or loss

(c)	Financial instruments measured at fair value through other comprehensive income

(d)	Defined benefit liabilities measured at the present value of the defined benefit obligation less the fair value of the plan assets
Functional and presentation currency
The financial statements of POSCO HOLDINGS INC. and subsidiaries are prepared in functional currency of each operation. These consolidated financial statements are presented in Korean Won, the POSCO HOLDINGS INC.’s functional currency which is the currency of the primary economic environment in which POSCO HOLDINGS INC. operates.
Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

(a)	Judgments
Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Note 1 - Subsidiaries, associates and joint ventures

•	Note 11 - Investments in associates and joint ventures

•	Note 12 - Joint operations
During the year ended December 31, 2022, the Company recognized
￦
207,072 million and
￦
95,278 million of impairment loss for property, plant and equipment and inventories in its production facility, including Pohang works due to the flooding of the Naengcheon stream in Pohang in September 2022.

A
s further explained in Note 9 and 14.
During the year ended December 31, 2022, the Company assessed the extent of flood damage to its significant property, plant and equipment, as well as its inventories, and estimated the resulting impairment loss based on available information. While the extent of damage to the insured property, plant and equipment is still being evaluated, the Company has received insurance payments of
￦
234,000 million as of the year end. However, the final amount and timing of additional
insurance payments have not yet been determined.

(b)	Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next fiscal year is included in the following notes:

•	Note 15 - Goodwill and other intangible assets, net

•	Note 20 - Provisions

•	Note 21 - Employee benefits

•	Note 23 - Financial instruments

•	Note 30 - Revenue – contract for revenue recognized over time

•	Note 36 - Income taxes

•	Note 39 - Commitments and contingencies

(c)	Measurement of fair value
The Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities. The Company has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the financial officer.
The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS including the level in the fair value hierarchy in which such valuation techniques should be classified.
Significant valuation issues are reported to the Company’s Audit Committee.
When measuring the fair value of an asset or a liability, the Company uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 - inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly.

•	Level 3 - inputs for the assets or liability that are not based on observable market data.
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Information about the assumptions made in measuring fair values is included in the following note:

•	Note 23 - Financial instruments

Changes in Accounting Policies
Except for the standards and amendments applied for the first time for the reporting period beginning on January 1, 2022 described below, the Company has consistently applied accounting policies in these consolidated financial statements for all periods presented.

(a)	IAS No.16 “Property, plant and equipment”
The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while the Company is preparing the asset for its intended use. The cumulative effect of the initial adoption of the amendments is recognized by adjusting the beginning balance of retained earnings on the start date of earliest period presented for comparison. The amendments did not have any impact on the beginning balances of the consolidated financial statements.

(b)	IFRS No.3 “Business Combinations”
The definition of assets and liabilities to be recognized is amended to refer to the revised conceptual framework for financial reporting. However, the amendments add an exception which allows IFRS No. 37 “Provisions, contingent liabilities and contingent assets” and IFRIC No. 21 “Levies” to be applied to the liabilities and contingent liabilities included in the scope of these standards. The amendments also clarify that contingent assets should not be recognized at the acquisition date. The amendments are applied to business combination
s
occurred on or after January 1, 2022.

(c)	I A S No.37 “Provisions, Contingent Liabilities and Contingent Assets” —Onerous Contracts: Cost of Fulfilling a Contract
The amendments clarify that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts when assessing whether the contract is onerous. The cumulative effect of the first application of the amendment is recognized by adjusting the beginning balance of retained earnings on the date of initial application. The amendments did not h av
e any impact on the beginning balances of the consolidated financial statements.